Summary of the main accounting policies: Land, furniture and equipment (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Furniture equipment | Minimum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment	10 years	10 years
Furniture equipment | Maximum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment	20 years	20 years
Machinery | Minimum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment	10 years	10 years
Machinery | Maximum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment	20 years	20 years
Computer equipment | Minimum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment	20 years	20 years
Computer equipment | Maximum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment	33 years	33 years
Transportation equipment | Minimum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment	20 years	20 years
Transportation equipment | Maximum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment	25 years	25 years
Improvements to leased premises
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment	10 years	10 years